Segment reporting	6 Months Ended
Dec. 31, 2024
Segment reporting
Segment reporting

26.Segment reporting

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the Chief Executive Officers (“CEO”) for the purpose of resource allocation and performance assessment. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

The Group operates in a single business segment which is development of digital asset platform and provision of digital asset service and solutions. No operating segments have been aggregated to form the following reportable operating segment.

Geographical information and major customer

The Group’s non-current assets are in Singapore.

The following table breaks down revenue by geographic location of the Group’s revenue. The geographical location is based on the geographical location where customers are located.

	December 31, 2024	December 31, 2023
	US$	US$
Asia	975,161	711,968
North America	3,094,794	625,651
Africa	1,490,687	225,362
Europe	4,515	103,456
Others	31,642	3,572
	5,596,799	1,670,009